Schedule of Investments (unaudited) July 31, 2019	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	60,177	$7,481,806

Total Investment Companies — 95.2% (Cost: $6,890,043)		7,481,806

Short-Term Investments

Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(a)(c)(d)	3,614,350	3,616,157
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(c)	23,000	23,000

		3,639,157

Total Short-Term Investments — 46.3% (Cost: $3,639,157)		3,639,157

Total Investments in Securities — 141.5% (Cost: $10,529,200)		11,120,963

Other Assets, Less Liabilities — (41.5)%		(3,262,222)

Net Assets — 100.0%		$7,858,741

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,614,350	(a)	—		3,614,350	$3,616,157	$717	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,445	—		(2,445	)(a)	23,000	23,000	1,990		—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	84,841	—		(24,664)		60,177	7,481,806	236,456		29,637	787,128

							$11,120,963	$239,163		$29,637	$787,128

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year Ultra Long U.S. Treasury Bond	3	09/19/19	$414	$8,027

Short Contract
10-Year U.S. Treasury Note	3	09/19/19	382	5,636

				$13,663

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Reference	Frequency
2.21%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/21	$(1,292)	$(17,376)	$13	$(17,389)
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/23	(2,684)	(63,325)	42	(63,367)
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/28	(3,454)	(151,785)	80	(151,865)
2.19%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/03/28	(1,565)	(37,666)	(18,364)	(19,302)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(296)	(34,470)	15	(34,485)

						$(304,622)	$(18,214)	$(286,408)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$7,481,806	$—	$—	$7,481,806
Money Market Funds	3,639,157	—	—	3,639,157

	$11,120,963	$—	$—	$11,120,963

Derivative financial instruments(a)
Assets
Futures Contracts	$13,663	$—	$—	$13,663
Liabilities
Swaps	—	(286,408)	—	(286,408)

	$13,663	$(286,408)	$—	$(272,745)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

CPI	Consumer Price Index

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